Description of the Business and Group Composition - Summary of Subsidiaries Included in Consolidation Together with Related Percentages of Ownership and Other Information (Detail)
₽ in Thousands, € in Thousands, ¥ in Thousands, ¥ in Thousands, £ in Thousands, SFr in Thousands, RON in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 RON	Dec. 31, 2021	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 AUD ($)
Italsofa Romania S.r.l. [member] | Manufacturing and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital | RON	RON 109,271,750
Ownership registered office	Baia Mare, Romania
Natuzzi (China) Ltd [member] | Manufacturing and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital | ¥			¥ 106,414,300
Ownership registered office	Shanghai, China
Italsofa Nordeste S/A [member] | Manufacturing and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital | R$				R$ 159,300,558
Ownership registered office	Salvador de Bahia, Brazil
Natuzzi Quanjiao Limited [Member] | Manufacturing and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Share/quota capital | ¥			¥ 10,000,000
Ownership registered office	Quanjiao County-Anhui province, China
Natco S.p.A. [member] | Intragroup leather dyeing and finishing [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%	99.99%
Share/quota capital					€ 4,420,000
Ownership registered office	Santeramo in Colle, Italy
Nacon S.p.A. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital					2,800,000
Ownership registered office	Santeramo in Colle, Italy
Lagene S.r.l. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital					10,000
Ownership registered office	Santeramo in Colle, Italy
Natuzzi Americas Inc. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital | $						$ 89
Ownership registered office	High Point, N. Carolina, USA
Natuzzi Florida LLC [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%	51.00%
Share/quota capital | $						4,955,186
Ownership registered office	High Point, N. Carolina, USA
Natuzzi Iberica S.A. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital					386,255
Ownership registered office	Madrid, Spain
Natuzzi Switzerland AG [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital | SFr							SFr 2,000,000
Ownership registered office	Dietikon, Switzerland
Natuzzi Services Limited [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital | £								£ 25,349,353
Ownership registered office	London, UK
Natuzzi UK Retail Limited [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.00%	70.00%
Share/quota capital | £								£ 100
Ownership registered office	Cardiff, UK
Natuzzi Germany Gmbh [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital					25,000
Ownership registered office	Köln, Germany
Natuzzi Japan KK [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	74.40%	93.00%
Share/quota capital | ¥									¥ 28,000,000
Ownership registered office	Tokyo, Japan
Natuzzi Russia OOO [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital | ₽										₽ 8,700,000
Ownership registered office	Moscow, Russia
Natmx S.DE.R.L.DE.C.V [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital | $											$ 68,504,040
Ownership registered office	Mexico City, Mexico
Natuzzi France S.a.s. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital					600,100
Ownership registered office	Paris, France
Natuzzi Oceania PTI Ltd [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	74.40%	93.00%
Share/quota capital | $												$ 320,002
Ownership registered office	Sydney, Australia
Natuzzi Singapore PTE. LTD. [Member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	74.40%	93.00%
Share/quota capital | $						$ 7,654,207
Ownership registered office	Singapore, Republic of Singapore
Natuzzi Netherlands Holding [member] | Investment holding [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital					34,605,000
Ownership registered office	Amsterdam, Holland
Natuzzi Trade Service S.r.l. [member] | Dormant [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Share/quota capital					€ 14,000,000
Ownership registered office	Santeramo in Colle, Italy